Summary of changes in present value of obligation and fair value of plan assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation at beginning of year		₨ 99,877	₨ 127,630
Interest cost		4,876	7,636
Current service cost		10,806	19,887
Actuarial loss on obligation -economic assumptions		646	(18,683)
Actuarial loss on obligation -demographic assumptions			17
Actuarial loss on obligation -experience assumptions		(2,955)	(7,017)
Benefits paid		(30,920)	(29,593)
Present value of obligation at closing of year		82,330	99,877
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation at beginning of year	[1]	23,055	27,251
Benefits paid	[1]	(12,186)	(5,944)
Present value of obligation at closing of year	[1]	11,943	23,055
Employer contributions	[1]	37	156
Earning on assets	[1]	1,337	1,880
Actuarial loss on plan assets	[1]	₨ (300)	₨ (288)

[1]	plan assets represents investment made by the Company in LIC funds